Debt - Additional Information (Details) - Revolving Credit Facility - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 50,000,000
Line of credit facility, additional borrowing capacity		25,000,000
Borrowing capacity	$ 150,000,000	$ 50,000,000		$ 3,500,000	$ 0
Debt instrument, maturity date	Oct. 27, 2028
Incurred finance costs	$ 500,000
Debt instrument variable interest rate basis			The ABR is defined as, for any day, a rate per annum equal to the greatest of (a) the prime rate in effect on such day, (b) the Federal Reserve Bank of New York (NYFRB) rate in effect on such day plus ½ of 1% and (c) Term SOFR for a one month interest period on such day (or if such day is not a Business Day, the immediately preceding business day) plus 1%.	The ABR is defined as, for any day, a rate per annum equal to the greatest of (a) the prime rate in effect on such day, (b) the Federal Reserve Bank of New York (NYFRB) rate in effect on such day plus ½ of 1% and (c) Term SOFR for a one month interest period on such day (or if such day is not a Business Day, the immediately preceding business day) plus 1%.
Undrawn portion of credit facility, percentage of fees per annum		0.25%
Debt instrument, covenant terms			The Company must also not permit the ratio of indebtedness to total recurring revenue for the most recent trailing four quarters to exceed 0.50 to 1.00, and is required to maintain $50.0 million in liquidity.	The Company must also not permit the ratio of indebtedness to total recurring revenue for the most recent trailing four quarters to exceed 0.50 to 1.00, and is required to maintain $50.0 million in liquidity.
Debt instrument covenant liquidity amount to maintain			$ 50,000,000	$ 50,000,000
Minimum
Line of Credit Facility [Line Items]
Debt liquidity ratio		0.50%
Maximum
Line of Credit Facility [Line Items]
Debt liquidity ratio		1.00%
ABR Loans
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.50%
SOFR Loans
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.50%